Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

May 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Managed Accounts Trust (the “Trust”)
(File Nos. 333-92415 and 811-09721)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the form of the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 54, which was filed on April 30, 2021, and (ii) the text of Post-Effective Amendment No. 54 was filed electronically on April 30, 2021.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan G. Leshaw
Timothy Bekkers
Douglas P. Dick David C. Sullivan